Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 13,793	$ 28,560	$ 659,035
Prepaid expenses	55,948	34,573	82,771
Total Current Assets	69,741	63,133	741,806
Prepaid expenses – Non-current			32,380
Marketable securities held in trust account	51,996,909	50,880,604	70,418,228
Cash held in trust escrow account	165,000
Total Assets	52,231,650	50,943,737	71,192,414
Current Liabilities:
Accounts payable and accrued offering costs and expenses	386,512	213,118	248,034
Due to related party	9,837	9,837	9,837
Promissory notes		165,000
Total Current Liabilities	943,881	387,955	257,871
Total Liabilities	943,881	387,955	257,871
Commitments and contingencies
Ordinary shares subject to possible redemption (4,725,829 shares at $11.04 and $10.77 per share as of June 30, 2024 and December 31, 2023, respectively)	52,161,909	50,880,604	70,380,000
Shareholders’ Deficit:
Preferred shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding as of June 30, 2024 and December 31, 2023, respectively
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 2,280,500 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	228	228	228
Additional paid-in capital			596,893
Accumulated deficit	(874,368)	(325,050)	(42,578)
Total Shareholders’ Deficit	(874,140)	(324,822)	554,543
Total Liabilities, Redeemable Ordinary Shares, and Shareholders’ Deficit	52,231,650	50,943,737	$ 71,192,414
Nonrelated Party [Member]
Current Liabilities:
Promissory notes	236,000
Related Party [Member]
Current Liabilities:
Promissory notes	$ 311,532	$ 165,000